[LETTERHEAD  OF MORGAN,  LEWIS & BOCKIUS LLP, 1800 M STREET NW,
WASHINGTON,  DC 20036]





March 2, 2001

VIA EDGAR


Securities and Exchange Commission
Filing Room
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectuses dated March 1, 2001 for the AIG Money Market Fund, FMC Select Fund, FMC Strategic Value Fund, HGK Equity Value Fund, HGK Fixed Income Fund, HGK Mid Cap Value Fund, and LSV Value Equity Fund and the Statements of Additional Information also dated March 1, 2001, that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 43 filed electronically on February 28, 2001.

Please do not hesitate to contact me at (202) 467-7875 should you have any questions.


Sincerely,


/s/ Thomas P. Lemke

Thomas P. Lemke